General Information	12 Months Ended
Dec. 31, 2017
Disclosure Of General Information About Financial Statements [Abstract]
General information

1. General information

NuCana plc (“NuCana” or the “Company”) is a clinical-stage biopharmaceutical company developing a portfolio of new medicines to treat cancer. We are harnessing the power of phosphoramidate chemistry to generate new medicines called ProTides. These compounds have the potential to improve cancer treatment by enhancing the efficacy and safety of several current standards of care.

On August 29, 2017 the Company re-registered as a public limited company and changed its name from NuCana BioMed Limited to NuCana plc.

The Company has had American Depository Receipts (“ADRs”) registered with the US Securities and Exchange Commission (“SEC”) and is listed on Nasdaq since October 2, 2017. The Company is incorporated in England and Wales and domiciled in the United Kingdom.

The Company has two wholly owned subsidiaries, NuCana, Inc. and NuCana BioMed Trustee Company Limited. The financial statements for the Company were authorized for issue by the board of directors on March 21, 2018.